SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating lease (Details)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Operating lease
Contingent rent	¥ 0
Asset retirement obligations	¥ 0
Minimum
Operating lease
Operating lease term	12 months
Maximum
Operating lease
Operating lease term	36 months